Other receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of other receivables, net

	December 31, 2023	December 31, 2022

Receivables from sales of short-term investment	$6,788,662	$—
Others	323,235	—
Total other receivables	$7,111,897	$—
Allowance for expected credit losses	(1,888,662)	—
Total other receivables, net	$5,223,235	$—